Document And Entity Information	Dec. 18, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2023
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Central Index Key	0001658247
Entity Emerging Growth Company	false
Entity File Number	001-38583
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3744114
Entity Address, Address Line One	6055 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	450-6464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	10222 Barnes Canyon Road, Bldg. #2
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121